Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Profit after taxation from Continuing and Discontinued operations	$ 9,185	$ 4,823	$ 6,222
Items that may be reclassified subsequently to the income statement:
Net valuation gains/(losses) on investments taken to equity		11	(1)
Hedges:
(Losses)/gains taken to equity	(327)	82	351
Losses/(gains) transferred to the income statement	299	(215)	(432)
Exchange fluctuations on translation of foreign operations taken to equity	1	2	(1)
Exchange fluctuations on translation of foreign operations transferred to income statement	(6)
Tax recognised within other comprehensive income	8	36	24
Total items that may be reclassified subsequently to the income statement	(25)	(84)	(59)
Items that will not be reclassified to the income statement:
Re-measurement (losses)/gains on pension and medical schemes	(20)	1	36
Equity investments held at fair value	1
Tax recognised within other comprehensive income	19	(14)	(26)
Total items that will not be reclassified to the income statement		(13)	10
Total other comprehensive loss	(25)	(97)	(49)
Total comprehensive income	9,160	4,726	6,173
Attributable to non-controlling interests	878	1,118	332
Attributable to BHP shareholders	$ 8,282	$ 3,608	$ 5,841